Securities - Pledged assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Assets	$ 405,783	$ 444,438	$ 469,633
Loans	66,063	67,787
Trading assets	9,908	16,577
Interest-bearing deposits with banks	17,169	16,630
Pledged assets permitted to be sold or repledged	115,000	122,000
Market value of securities received as collateral that have been sold or repledged	78,000	78,000
Cash segregated under federal or other regulations	7,000	4,000
Securities segregated under federal or other regulations	3,000	4,000
Asset Pledged as Collateral
Debt Securities, Available-for-sale [Line Items]
Assets	138,000	144,000
Securities	121,000	126,000
Loans	12,000	12,000
Trading assets	4,000	5,000
Interest-bearing deposits with banks	1,000	1,000
Financial instruments, owned, at fair value	24,000	24,000
Asset Pledged as Collateral | Federal Reserve Discount Window Borrowings
Debt Securities, Available-for-sale [Line Items]
Assets	106,000	112,000
Asset Pledged as Collateral | Federal Home Loan Bank Advances
Debt Securities, Available-for-sale [Line Items]
Assets	$ 8,000	$ 7,000